CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares.	Additional paid-in capital	Accumulated deficit	Total
Balance at beginning of period at Dec. 31, 2022	$ 2,835	$ 382,625	$ (433,860)	$ (48,400)
Share-based compensation to employees and service providers			849	849
Issuance of ordinary shares, net of expenses	1,761	(1,741)		20
Issuance of ordinary shares for vested RSUs	24	(24)
Comprehensive income (loss)			51,002	51,002
Balance at end of period at Jun. 30, 2023	4,620	380,860	(382,009)	3,471
Balance at beginning of period at Dec. 31, 2023	21,441	388,363	(407,735)	2,069
Share-based compensation to employees and service providers			766	766
Issuance of ordinary shares, net of expenses	13,135	(12,821)		314
Issuance of ordinary shares for vested RSUs	209	(209)
Comprehensive income (loss)			(3,088)	(3,088)
Balance at end of period at Jun. 30, 2024	$ 34,785	$ 375,333	$ (410,057)	$ 61